BUSINESS COMBINATIONS: (Tables)	12 Months Ended
Dec. 31, 2021
Luna Labs Limited.
Business Acquisition [Line Items]
Schedule of Acquisition date fair value of consideration transferred

The acquisition date fair value of the consideration transferred was $132,401 thousand, which consisted of the following (U.S. dollars in thousands):

Consideration:
Cash	$74,686
Fair value of ordinary shares issued	57,197
Fair value of share options assumed	518
Total consideration transferred	$132,401

Summary of fair values of assets acquired and liabilities assumed

The following table summarizes the fair values of assets acquired and liabilities assumed as of the date of acquisition (U.S. dollars in thousands):

Cash	$1,672
Accounts receivable	255
Other current assets	90
Property, equipment and software	73
Goodwill	116,307
Technology	14,453
Customer relationships	2,842
Accounts payable	(1,273)
Other current liabilities	(213)
Deferred tax liabilities	(1,805)
Net assets acquired	$132,401

Chomp I CC Networks Ltd.
Business Acquisition [Line Items]
Schedule of Acquisition date fair value of consideration transferred

The acquisition date fair value of the consideration transferred was $54,655 thousand, which consisted of the following (U.S. dollars in thousands):

Consideration:
Cash	$41,206
Fair value of ordinary shares issued	11,563
Fair value of share options assumed	1,886
Total consideration transferred	$54,655

Summary of fair values of assets acquired and liabilities assumed

The following table summarizes the preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition (U.S. dollars in thousands):

Cash	$5,916
Accounts receivable	1,487
Other current assets	349
Long-term restricted cash	831
Operating lease right-of-use asset	3,516
Property, equipment and software	453
Goodwill	33,665
Technology	23,703
Accounts payable	(225)
Other current liabilities	(6,072)
Operating lease liabilities	(3,516)
Deferred tax liabilities	(5,452)
Net assets acquired	$54,655